Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 17, 2012
Entity Registrant Name	Silver Falcon Mining, Inc.
Entity Central Index Key	0001464830
Entity Filer Category	Smaller Reporting Company